CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 36,387	$ 36,050	$ 17,380	$ 72,437	$ 33,508
Net income/(loss) from equity accounted investments	51	99	16	151	47
Other Income	21	244	66	265	1,497
Total revenues and other income	36,459	36,393	17,462	72,852	35,052
Purchases (net of inventory variation)	(13,851)	(13,510)	(7,399)	(27,361)	(14,565)
Operating expenses	(2,200)	(1,989)	(2,134)	(4,189)	(4,076)
Selling, general and administrative expenses	(205)	(282)	(195)	(487)	(413)
Depreciation, amortisation and net impairments	(2,140)	(2,017)	(2,111)	(4,158)	(4,908)
Exploration expenses	(331)	(203)	(326)	(534)	(572)
Total operating expenses	(18,727)	(18,001)	(12,164)	(36,727)	(24,534)
Net operating income/(loss)	17,733	18,392	5,298	36,125	10,518
Interest and other financial expenses	(327)	(266)	(304)	(593)	(616)
Other financial items	2,351	(903)	(90)	1,447	(485)
Net financial items	2,023	(1,169)	(393)	854	(1,101)
Income/(loss) before tax	19,756	17,223	4,905	36,979	9,417
Income tax	(12,995)	(12,509)	(2,962)	(25,503)	(5,620)
Net income/(loss)	6,762	4,714	1,943	11,476	3,797
Attributable to equity holders of the company	6,757	4,710	1,938	11,467	3,789
Attributable to non-controlling interests	$ 5	$ 4	$ 5	$ 9	$ 8
Basic earnings per share (in USD)	$ 2.12	$ 1.46	$ 0.60	$ 3.57	$ 1.17
Diluted earnings per share (in USD)	$ 2.11	$ 1.46	$ 0.60	$ 3.56	$ 1.16
Weighted average number of ordinary shares outstanding (in millions)	3,188	3,228	3,247	3,208	3,248
Weighted average number of ordinary shares outstanding diluted (in millions)	3,197	3,237	3,257	3,217	3,257